CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 189,212	$ 25,922	¥ 170,962	¥ 531,064
Cost of revenues	(120,004)	(16,440)	(90,259)	(206,208)
Gross profit	69,208	9,482	80,703	324,856
Operating expenses:
Sales and marketing expenses	(76,088)	(10,424)	(101,260)	(79,129)
Research and development expenses	(71,997)	(9,864)	(167,932)	(235,846)
General and administrative expenses	(134,935)	(18,486)	(154,261)	(221,029)
Total operating expenses	(283,020)	(38,774)	(423,453)	(536,004)
Loss from operations	(213,812)	(29,292)	(342,750)	(211,148)
Interest income	16,260	2,228	27,811	11,352
Foreign currency exchange gain (loss)	226	31	(801)	159
Other income, net	4,399	603	3,958	21,765
Loss before provision for income tax	(192,927)	(26,430)	(311,782)	(177,872)
Net loss	(192,927)	(26,430)	(311,782)	(177,872)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (192,927)	$ (26,430)	¥ (311,782)	¥ (177,872)
Net loss per ordinary share
Earnings Per Share Basic | (per share)	¥ (0.48)	$ (0.07)	¥ (0.68)	¥ (0.35)
Earnings Per Share Diluted | (per share)	¥ (0.48)	$ (0.07)	¥ (0.68)	¥ (0.35)
Earnings Per Share Basic And Diluted DisclosureAbstract
Weighted Average Number of Shares Outstanding Basic	401,923,200	401,923,200	458,636,327	502,801,926
Weighted Average Number of Shares Outstanding, Diluted	401,923,200	401,923,200	458,636,327	502,801,926